Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Registrant Name	Dynagas LNG Partners LP
Entity Central Index Key	0001578453
Trading Symbol	DLNG
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Common Limited Partner
Document Information
Entity's units outstanding	35,490,000
Series A Preferred Stock
Document Information
Entity's units outstanding	3,000,000
Series B Preferred Stock
Document Information
Entity's units outstanding	2,200,000
General Partner
Document Information
Entity's units outstanding	35,526